Share-based payments - Share options (Details)								12 Months Ended
	Nov. 16, 2023 Options	Sep. 08, 2023 Options	Jun. 12, 2023 Options	Mar. 22, 2023 Options	Dec. 20, 2022 Options	Aug. 15, 2022 Options	May 20, 2020 Options	Dec. 31, 2023 Options EquityInstruments shares	Dec. 31, 2022 Options EquityInstruments
Share-based payments
Number of share options issued	14,300	7,650	23,450	13,900	4,000	25,200		59,300	29,200
Number of each option granted to purchase common shares | shares								1
Share Option Plan
Share-based payments
Number of share options issued							2,778,173
Number of trading shares preceding the date the share option granted | EquityInstruments								1,474,809	1,511,773
Number of trading days preceding the date the share option granted								5 days
Maximum term of share options granted								10 years
Maximum period of share options vested								4 years